Apr. 29, 2020
PPM FUNDS

SUPPLEMENT DATED MAY 14, 2020 TO
THE PROSPECTUS DATED APRIL 29, 2020

PPM Floating Rate Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKFIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

In the Summary Prospectus for the PPM Floating Rate Income Fund under the section entitled “Performance”, the date “July 16, 2018” shall be deleted in the “Life of Fund” column in the table and replaced with “May 1, 2018” (the Fund’s inception date).